Contract Balances (Tables)	12 Months Ended
Dec. 31, 2022
Contract Balances [Abstract]
Schedule of reconciliation of accounts receivable
		As of December 31,
	Note	2021	2022
Accounts receivable derived from governments cooperative arrangements	(i)	26,862	73,106
Accounts receivable from other customers	(ii)	1,484	14,150
Accounts receivable		28,346	87,256
Less: allowance for doubtful accounts		—	(9)
Accounts receivable, net		28,346	87,247

Note (i):	Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.

Note (ii):	When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.

Nil and RMB9 allowance for doubtful accounts was provided to accounts receivable as of December 31, 2021 and 2022 respectively.

Schedule of contract liabilities
	As of December 31,
	2021	2022
Tuition fee	120,653	116,407
Accommodation fee	12,339	9,581
Deposit	32	1,389
Teaching and Miscellaneous Fees	3,112	1,060
Training fee	5,113	5,512
Service charge	663	7,625
Contract liabilities	141,912	141,574